Note 17 - Financial Instruments (Details) - USD ($)	Nov. 30, 2019	Nov. 30, 2018
Financial Liabilities
Convertible debentures, carrying amount	$ 1,744,813	$ 1,790,358
Convertible debentures, fair value	1,778,988	1,795,796
Promissory notes payable, carrying amount	159,863	0
Promissory notes payable, fair value	$ 159,863	$ 0